Long-term debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

	December 31, 2016	December 31, 2015
Subordinated debenture notes (a)	$40,463	$38,359
Senior revolving financing (b)	10,553	10,859
Convertible debt (c)	17,286	—
Other bank financing (d)	9,949	12,435
Capital lease obligations (e)	781	794
Balance, end of period	79,032	62,447
Current portion	(48,097)	(8,257)
Long-term portion	$30,935	$54,190

Schedule of Maturities of Long-term Debt
The principal repayment schedule of the long-term debt is as follows for the years ending December 31:

	Subordinated debenture notes	Senior revolving financing	Convertible debt	Other bank financing	Capital lease obligations	Total
2017	$40,463	$739	$—	$6,449	$446	$48,097
2018	—	1,688	—	316	195	2,199
2019	—	1,794	—	316	64	2,174
2020	—	1,900	—	316	46	2,262
2021 and thereafter	—	4,432	17,286	2,552	30	24,300
	$40,463	$10,553	$17,286	$9,949	$781	$79,032
The minimum repayments including interest are as follows, for the years ending December 31:

2017	$1,500
2018	3,426
2019	6,164
2020	7,722
2021	9,054
2022 and thereafter	18,113
$45,979